Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income taxes
14.	Income taxes
Cayman Islands
The Company was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries established in Hong Kong Special Administrative Region is subject to
16.5% income tax rate on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

PRC mainland
The Company’s subsidiaries, consolidated VIE and subsidiaries of the VIE established in the PRC mainland are mainly subject to statutory income tax at a rate of
25
%.
On April 14, 2008, relevant governmental regulatory authorities released qualification criteria, application procedures and assessment processes for “high and new technology enterprises” (“HNTE”). The HNTE will be entitled to a favorable statutory tax rate of 15%.
An enterprise’s qualification as a HNTE is reassessed by the relevant PRC governmental authorities every three years. On December 26, 2024, the local governments announced that Huize Shidai was qualified as HNTE and was subject to a preferential statutory tax rate of
15
% since then. On
December 6, 2024
, Chengdu Huize was also qualified as HNTE and was subject to a preferential statutory tax rate of
15
%
since then. Accordingly, Huize Shidai and Chengdu Huize are taxed at a rate of 15%, subject to reassessment.
The Enterprise Income Tax (“EIT”) Law includes a provision specifying that legal entities organized outside of the PRC will be considered resident enterprises for the PRC income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident
legal entities will be considered as PRC resident enterprises if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the Group’s entities organized outside of the PRC should be treated as resident enterprises for the PRC income tax purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiary registered outside the PRC should be deemed resident enterprises, the Company and its subsidiary registered outside the PRC will be subject to the PRC income tax, at a rate of 25%.
The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between the mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. All FIEs are subject to the withholding tax from January 1, 2008. Under U.S. GAAP, undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed dividends will be re-invested
and the remittance of the dividends will be postponed indefinitely. The Group does not intend to have any of its PRC subsidiaries or VIEs distribute any undistributed profits of such subsidiaries or VIEs to their direct overseas parent companies, but rather intends that such profits will be permanently reinvested by such subsidiaries and VIEs for their PRC operations. As of December 31, 2025, the VIEs are in accumulative loss situation, no withholding tax needs to be accrued and no unrecognized tax liabilities exist.

Our income/loss before provision for (benefit from) income taxes for the years ended December 31, 2024 and 2025 was as follows:

	For the Year Ended December 31,
	2024	2025
	RMB	RMB
PRC mainland	21,366	(25,489)
Non-PRC mainland	(22,200)	36,261

Profit/(Loss) before income taxes	(834)	10,772

Composition of income tax expense
A provision for income taxes of RMB135 and RMB7,194 has been recognized for the years ended December 31, 2024 and 2025 respectively. The components of the provision for (benefit from) income taxes for the years ended December 31, 2024 and 2025 consisted of the following:

	For the Year Ended December 31,
	2024	2025
	RMB	RMB
Current income tax
PRC mainland	(206)	172
Non-PRC mainland	341	6,210

Total current	135	6,382

Deferred income tax
PRC mainland	—	—
Non-PRC mainland	—	812

Total deferred	—	812

Total income tax expense	135	7,194

Tax reconciliation
Upon adoption of ASU
2023-09,
Improvements to Income Tax Disclosures, as described in note 2(ff), Summary of Significant Accounting Policies, the reconciliation of taxes at statutory corporate income tax rate in PRC to our provision for (benefit from) income taxes for the year ended December 31, 2025 was as follows (in thousands, except for percentages):

	For the year ended December 31,
	2025
	RMB	Percent
Profit before income tax	10,772
PRC mainland profit tax rate	2,693	25%
Tax effects from other tax jurisdictions
Hong Kong
Statutory tax rate difference between Hongkong and PRC mainland	(5,267)	(49%)
Singapore
Statutory tax rate difference between Singapore and PRC mainland	550	5%
Cayman Islands
Statutory tax rate difference between Cayman Islands and PRC mainland	1,760	17%
Other foreign tax jurisdictions	247	2%
Effect of preferential tax rates granted to PRC mainland entities	3,029	28%
Effect of Super Deduction of research and development expenses in the PRC mainland	(6,203)	(58	% )
Effect of share-based compensation expenses not deductible for tax purposes	4,569	43%
Effect of other expenses not deductible for tax purposes	557	5%
Non-taxable income	(684)	(6	% )
Changes in valuation allowance	6,776	63%
Other adjustments	(833)	(8	% )

Total income tax expense	7,194	67%

The aggregate amount and per share effect of the preferential tax rates are as follows:	3,029

Per share effect:
Ordinary shareholders – basic and diluted	0.00

The reconciliation of taxes at PRC income tax rate to our provision for (benefit from) income taxes for the years ended December 31, 2023 and 2024 in accordance with the guidance prior to the adoption of ASU
2023-09
was as follows:

	For the Year Ended December 31,
	2023	2024
	RMB	RMB
Profit/(Loss) before income tax	70,554	(834)
Tax expense/(benefit) at EIT tax rate of 25%	17,639	(209)
Tax effect of preferential tax rates granted to PRC entities	(1,881)	(953)
Effect of different tax rates applicable to different subsidiaries of the Group	6,666	(2,379)
Changes in valuation allowance	(7,578)	3,142
Income not subject to tax	(895)	(54)
Expenses not deductible for tax purposes	1,955	8,209
Research and development tax credit	(15,906)	(7,415)
Others	—	(206)

Income tax expense	—	135

The aggregate amount and per share effect of the preferential tax rates are as follows:	(1,881)	(953)
Per share effect:
Ordinary shareholders – basic and diluted	—	—

Upon adoption of ASU
2023-09
described in note 2(ff), cash paid for income taxes, net of refunds, during the year ended December 31, 2025 was as follows:

For the year ended December 31,
2025
RMB
PRC mainland	—
Non-PRC mainland	950

Total cash paid for income taxes	950

Deferred tax assets and deferred tax liabilities
The following tables sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	December 31, 2024	December 31, 2025
	RMB	RMB
Deferred tax assets
Advertising expenses	1,677	—
Net accumulated losses carry forward	93,632	97,535
Depreciation and amortization	335	—
Allowance for doubtful accounts	1,997	242
Impairment of intangible assets	383	—
Accrued expenses	9,824	32,281
Operating lease liabilities	9,711	7,442

Gross deferred tax assets	117,559	137,500
Less: valuation allowance	(82,426)	(102,536)

Net deferred tax assets	35,133	34,964

Deferred tax liabilities
Intangible assets	14,875	13,457
Operating lease right-of-use assets	9,710	4,327
Gain on equity method investee	989	325
Variable consideration of renewal income	24,434	31,235

Gross deferred tax liabilities	50,008	49,344

Valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not
that the deferred tax assets will not be utilized in the future. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not
realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment, and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. The statutory rate of 25%, 15% or 16.5%, depending on which entity, was applied when calculating deferred tax assets. The Group has provided RMB82,426 and RMB102,536 valuation allowance for the years ended December 31, 2024 and 2025, respectively.
As of December 31, 2023, 2024 and 2025, the Group had tax on net operating loss carry forwards of approximately RMB80,592, RMB93,632 and RMB97,535, respectively, which arose from the subsidiaries, VIE and the VIE’s subsidiary established in PRC. As of December 31, 2025, the net operating loss carry forwards will expire during the period from 2026 to 2035, if unused.
The liabilities associated with uncertain tax position are RMB2,234 and RMB2,234 as of December 31, 2024 and 2025. The Group did not accrue any potential penalties and interest related to these uncertain tax positions for all years presented on the basis that the likelihood of penalties and interest being charged is not considered to be probable.